SIGNIFICANT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Significant Transactions
Schedule of effect of the disposal
The effect of the disposal is detailed below:

2018

Cash consideration received	2,830

Derecognition of assets classified as held for sale	(1,599)
Release cumulative share of other comprehensive income / (loss) of Italy Joint Venture	(31)
Release cumulative foreign currency translation reserve related to Italy Joint Venture *	79
Gain / (loss) on disposal of discontinued operations	1,279